PROPERTY, PLANT AND EQUIPMENT - Cost Model (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Utilities
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, revalued assets, at cost	$ 6,706	$ 6,048
Transport
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, revalued assets, at cost	16,596	7,510
Midstream
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, revalued assets, at cost	13,993	13,778
Data
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, revalued assets, at cost	$ 7,840	$ 7,266